Cash and cash equivalents	12 Months Ended
Dec. 31, 2025
Cash and cash equivalents
Cash and cash equivalents

6 Cash and cash equivalents

Cash and cash equivalents of €8,100 million (€8,183 million at December 31, 2024) included financial assets with maturity of up to three months at the date of inception amounting to €5,304 million (€4,816 million at December 31, 2024) and mainly included deposits with financial institutions, having notice of more than 48 hours, valued at amortized cost and with a non-significant expected credit loss.

Cash and cash equivalents mainly consisted of deposits in U.S. dollars for €4,713 million and in euro for €2,607 million (€5,269 million and €2,402 million at December 31, 2024, respectively) representing the use of cash on hand in the market for the financial needs of the Group.

Restricted cash amounted to €1 million (€54 million at December 31, 2024) in relation to foreclosure measures by third parties and obligations relating to the payment of debts.

The average maturity of financial assets originally due within 3 months was 10 days with an effective interest rate of 3.92% for bank deposits in U.S. dollars (€2,934 million) and 7 days with an effective interest rate of 2.21% for bank deposits in euros (€1,923 million).